Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

In 2022, the SEC adopted rules requiring us to compare executive compensation information for our principal executive officer (“PEO”) and other NEOs (“Non-PEO NEOs”) to our prescribed financial performance measures. The table below sets forth our pay versus performance disclosure in accordance with Item 402(v) of Regulation S-K.

	Summary Compensation Table Total for PEO ($)(b)	Compensation Actually Paid to PEO ($)(c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(d)	Average Compensation Actually Paid to Non-PEO NEOs ($)(e)	Value of Initial Fixed $100 Investment Based On:
Year(a)					RRX TSR ($)(f)	S&P 400 Industrials Index TSR ($)(g)	Net Income ($ in millions)(h)	Adjusted EPS ($)(i)
2024	11,929,806	12,151,366	2,940,677	2,924,343	200.14	197.51	196.2	9.12
2023	11,459,185	13,685,972	2,896,068	3,217,450	189.28	174.04	(57.4)	9.15
2022	8,644,999	(1,518,528)	2,177,056	299,495	151.96	132.42	488.9	10.75
2021	7,401,555	19,141,375	1,882,286	4,227,764	213.28	149.62	229.6	8.59
2020	6,402,153	12,436,776	1,639,005	1,682,669	145.52	116.49	187.7	4.92

Company Selected Measure Name	adjusted earnings per share
Named Executive Officers, Footnote
(b)	The principal executive officer (“PEO”) is Louis V. Pinkham for all years shown.

PEO Total Compensation Amount	$ 11,929,806	$ 11,459,185	$ 8,644,999	$ 7,401,555	$ 6,402,153
PEO Actually Paid Compensation Amount	$ 12,151,366	13,685,972	(1,518,528)	19,141,375	12,436,776
Adjustment To PEO Compensation, Footnote
(c)	Compensation actually paid (“CAP”) to our PEO reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below.

Year	2020	2021	2022	2023	2024
SCT Total Compensation ($)	6,402,153	7,401,555	8,644,999	11,459,185	11,929,806
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(3,830,534)	(4,226,987)	(5,846,486)	(8,364,427)	(9,003,727)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	6,701,653	8,303,585	3,906,965	6,245,153	7,259,783
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	3,163,504	6,844,214	(5,742,851)	1,434,379	889,755
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	156,536	—	—	—
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	—	662,472	(2,375,482)	2,911,682	1,075,748
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	—	—	(105,673)	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—	—
Compensation Actually Paid ($)	12,436,776	19,141,375	(1,518,528)	13,685,972	12,151,366

Non-PEO NEO Average Total Compensation Amount	$ 2,940,677	2,896,068	2,177,056	1,882,286	1,639,005
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,924,343	3,217,450	299,495	4,227,764	1,682,669
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(e)	Compensation actually paid (CAP) to our non-PEO NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates.

Year	2020	2021	2022	2023	2024
Non-PEO Neos	See column (d) note above	See column (d) note above	See column (d) note above	See column (d) note above	See column (d) note above
SCT Total Compensation ($)	1,639,005	1,882,286	2,177,056	2,896,068	2,940,677
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(537,624)	(840,292)	(1,122,664)	(1,792,882)	(1,870,123)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	939,965	1,568,075	760,195	1,338,630	1,522,075
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	563,623	1,349,327	(1,088,918)	333,338	143,115
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	62,160	—	—	—
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(18,097)	229,193	(412,434)	449,437	188,598
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	(831,941)	(22,985)	(13,740)	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(122,408)	—	—	(7,140)	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	49,786	—	—	—	—
Compensation Actually Paid ($)	1,682,669	4,227,764	299,495	3,217,450	2,924,343

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Below are graphs showing the relationship of “compensation actually paid” to our PEO and non-PEO NEOs in 2020, 2021, 2022, 2023 and 2024, to (1) our TSR and the TSR of the S&P 400 Industrials Index, (2) our net income and (3) our adjusted earnings per share.

CAP vs. TSR	CAP vs. Net Income

 CAP vs. Adjusted EPS

Compensation Actually Paid vs. Net Income [Text Block]

Below are graphs showing the relationship of “compensation actually paid” to our PEO and non-PEO NEOs in 2020, 2021, 2022, 2023 and 2024, to (1) our TSR and the TSR of the S&P 400 Industrials Index, (2) our net income and (3) our adjusted earnings per share.

CAP vs. TSR	CAP vs. Net Income

 CAP vs. Adjusted EPS

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Below are graphs showing the relationship of “compensation actually paid” to our PEO and non-PEO NEOs in 2020, 2021, 2022, 2023 and 2024, to (1) our TSR and the TSR of the S&P 400 Industrials Index, (2) our net income and (3) our adjusted earnings per share.

CAP vs. TSR	CAP vs. Net Income

 CAP vs. Adjusted EPS

Tabular List [Table Text Block]

Most Important Measures to Determine 2024 Compensation Actually Paid

The four performance measures listed below represent the most important metrics we used to link CAP to financial performance for 2024 as further described in our Compensation Discussion and Analysis.

Most Important Performance Measures
1. Adjusted Earnings Per Share
2. Adjusted Free Cash Flow
3. Total Shareholder Return
4. Return on Invested Capital

Total Shareholder Return Amount	$ 200.14	189.28	151.96	213.28	145.52
Peer Group Total Shareholder Return Amount	197.51	174.04	132.42	149.62	116.49
Net Income (Loss) Attributable to Parent	$ 196,200,000	$ (57,400,000)	$ 488,900,000	$ 229,600,000	$ 187,700,000
Company Selected Measure Amount	9.12	9.15	10.75	8.59	4.92
PEO Name	Louis V. Pinkham	Louis V. Pinkham	Louis V. Pinkham	Louis V. Pinkham	Louis V. Pinkham
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
Non-GAAP Measure Description [Text Block]
(i)	Company-selected measure is adjusted earnings per share, defined as earnings per share adjusted for restructuring and related costs, transaction and related costs, goodwill impairment, inventory step-up adjustment, intangible amortization, share-based compensation expense, gain on sale of assets, impairments and exist related costs and discrete tax items, calculated as set forth in our earnings release for the fiscal year ended December 31, 2024.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Less Stock And Option Award Values Reported In S C T For The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,003,727)	$ (8,364,427)	$ (5,846,486)	$ (4,226,987)	$ (3,830,534)
Less Stock And Option Award Values Reported In S C T For The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,870,123)	(1,792,882)	(1,122,664)	(840,292)	(537,624)
Plus Fair Value For Stock And Option Awards Granted In The Covered Year That Are Outstanding And Unvested At End Of Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,259,783	6,245,153	3,906,965	8,303,585	6,701,653
Plus Fair Value For Stock And Option Awards Granted In The Covered Year That Are Outstanding And Unvested At End Of Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,522,075	1,338,630	760,195	1,568,075	939,965
Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	889,755	1,434,379	(5,742,851)	6,844,214	3,163,504
Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	143,115	333,338	(1,088,918)	1,349,327	563,623
Fair Value As Of Vesting Date For Awards Granted That Vested In Same Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	156,536	0
Fair Value As Of Vesting Date For Awards Granted That Vested In Same Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	62,160	0
Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,075,748	2,911,682	(2,375,482)	662,472	0
Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	188,598	449,437	(412,434)	229,193	(18,097)
Less Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(105,673)	0	0
Less Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(13,740)	(22,985)	(831,941)
Less Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Less Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(7,140)	0	0	(122,408)
Plus Aggregate Service Cost And Prior Service Cost For Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Plus Aggregate Service Cost And Prior Service Cost For Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 49,786